TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectus

and Statement of Additional Information, as supplemented

Transamerica Aegon Bond VP (formerly, Transamerica PIMCO Total Return VP)

* * *

Effective immediately, the following replaces the corresponding information in the Prospectus and Summary Prospectus for Transamerica Aegon Bond VP under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Aegon USA Investment Management, LLC
Portfolio Managers:
Bradley D. Doyle, CFA	Portfolio Manager	since November 2022
Tyler A. Knight, CFA	Portfolio Manager	since November 2022
Brian W. Westhoff, CFA	Portfolio Manager	since November 2022
Sivakumar N. Rajan	Portfolio Manager	since December 2022

Effective immediately, the following replaces the information in the Prospectus for Transamerica Aegon Bond VP under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Bradley D. Doyle, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2022; Portfolio Manager with Aegon USA Investment Management, LLC since 2004; Co-Head of Investment Grade Credit from 2015-2017 and Head of Investment Grade Credit since 2017
Tyler A. Knight, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2022; Portfolio Manager with Aegon USA Investment Management, LLC since 2008; Head of Structured Finance since 2018
Brian W. Westhoff, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2022; Portfolio Manager with Aegon USA Investment Management, LLC since 2011; Head of Multi-Sector Portfolio Management since 2018
Sivakumar N. Rajan	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2022; Portfolio Manager with Aegon USA Investment Management, LLC since 2015

* * *

Effective immediately, the following information replaces the corresponding information in the Statement of Additional Information in “Appendix B - Portfolio Managers” under “Aegon USA Investment Management, LLC (“AUIM”)”:

Transamerica Aegon Bond VP

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Bradley D. Doyle, CFA*	7	$5.32 billion	8	$1.63 billion	8	$28.67 billion

Tyler A. Knight, CFA*	8	$9.08 billion	5	$809 million	15	$7.51 billion

Brian W. Westhoff, CFA*	7	$8.70 billion	5	$989 million	18	$31.57 billion

Sivakumar N. Rajan*	7	$7.72 billion	5	$954 million	9	$28.60 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Bradley D. Doyle, CFA*	0	$0	0	$0	0	$0

Tyler A. Knight, CFA*	0	$0	0	$0	0	$0

Brian W. Westhoff, CFA*	0	$0	0	$0	0	$0

Sivakumar N. Rajan*	0	$0	0	$0	0	$0

* as of November 30, 2022

Ownership of Securities

As of November 30, 2022, the portfolio manager(s) did not beneficially own any shares of the portfolios(s).

* * *

Investors Should Retain this Supplement for Future Reference

January 10, 2023